Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.7%
Aerospace & Defense - 1.8%
Boeing Co. (The)	217	$32,363
Curtiss-Wright Corp.	44	4,066
HEICO Corp.	487	36,335
Lockheed Martin Corp.	425	144,054
Northrop Grumman Corp.	80	24,204
Raytheon Co.	487	63,870
Teledyne Technologies, Inc.*	148	43,996
		348,888
Air Freight & Logistics - 0.3%
FedEx Corp.	32	3,880
United Parcel Service, Inc., Class B	512	47,831
		51,711
Airlines - 0.2%
Delta Air Lines, Inc.	1,242	35,434
Auto Components - 0.0%†
Goodyear Tire & Rubber Co. (The)	1,488	8,660
Automobiles - 0.2%
General Motors Co.	2,138	44,428
Harley-Davidson, Inc.	150	2,839
		47,267
Banks - 3.1%
Bank of America Corp.	6,176	131,117
Bank OZK	79	1,319
Citigroup, Inc.	810	34,117
Cullen/Frost Bankers, Inc.	1,197	66,781
First Horizon National Corp.	1,133	9,132
JPMorgan Chase & Co.	2,667	240,110
Truist Financial Corp.	216	6,661
US Bancorp	122	4,203
Webster Financial Corp.	193	4,420
Wells Fargo & Co.	3,716	106,649
		604,509
Beverages - 2.5%
Coca-Cola Co. (The)	3,866	171,070
Coca-Cola European Partners PLC	484	18,165
Molson Coors Beverage Co., Class B	1,602	62,494
PepsiCo, Inc.	1,965	235,997
		487,726
Biotechnology - 4.0%
AbbVie, Inc.	3,217	245,103
Alexion Pharmaceuticals, Inc.*	136	12,211
Amgen, Inc.	459	93,053
Biogen, Inc.*	120	37,966
Gilead Sciences, Inc.	3,269	244,390
Incyte Corp.*	158	11,570
Regeneron Pharmaceuticals, Inc.*	71	34,669
Vertex Pharmaceuticals, Inc.*	488	116,120
		795,082

	Shares/ Principal	Fair Value
Building Products - 0.7%
Allegion PLC	1,478	$136,006
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	186	11,000
Bank of New York Mellon Corp. (The)	844	28,426
Charles Schwab Corp. (The)	1,931	64,920
CME Group, Inc.	244	42,190
FactSet Research Systems, Inc.	223	58,132
Goldman Sachs Group, Inc. (The)	129	19,942
Intercontinental Exchange, Inc.	743	59,997
Invesco Ltd.	466	4,231
Moody’s Corp.	181	38,282
Morgan Stanley	3,809	129,506
S&P Global, Inc.	572	140,169
T Rowe Price Group, Inc.	73	7,128
		603,923
Chemicals - 1.1%
Air Products & Chemicals, Inc.	78	15,570
Dow, Inc.	599	17,515
DuPont de Nemours, Inc.	210	7,161
Ecolab, Inc.	58	9,038
Linde PLC	74	12,802
LyondellBasell Industries NV, Class A	206	10,224
Mosaic Co. (The)	1,801	19,487
PPG Industries, Inc.	717	59,941
Sherwin-Williams Co. (The)	149	68,468
		220,206
Commercial Services & Supplies - 0.3%
Cintas Corp.	361	62,532
Communications Equipment - 0.5%
Cisco Systems, Inc.	2,581	101,459
Construction & Engineering - 0.5%
EMCOR Group, Inc.	1,301	79,777
Fluor Corp.	1,053	7,276
MasTec, Inc.*	620	20,293
		107,346
Consumer Finance - 0.9%
Ally Financial, Inc.	2,855	41,198
American Express Co.	1,051	89,976
Capital One Financial Corp.	913	46,033
		177,207
Containers & Packaging - 0.1%
Westrock Co.	632	17,860
Distributors - 0.1%
Pool Corp.	104	20,464
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc.*	38	3,876
Grand Canyon Education, Inc.*	53	4,043
H&R Block, Inc.	2,368	33,342
		41,261

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	2,004	$366,391
Diversified Telecommunication - 1.4%
AT&T, Inc.	4,269	124,441
CenturyLink, Inc.	1,107	10,472
Verizon Communications, Inc.	2,608	140,128
		275,041
Electric Utilities - 1.9%
Eversource Energy	1,637	128,030
NextEra Energy, Inc.	570	137,154
Pinnacle West Capital Corp.	328	24,859
Xcel Energy, Inc.	1,341	80,862
		370,905
Electrical Equipment - 0.6%
AMETEK, Inc.	854	61,505
Hubbell, Inc.	537	61,615
		123,120
Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	2,692	67,569
National Instruments Corp.	1,343	44,427
		111,996
Energy Equipment & Services - 0.1%
Baker Hughes Co.	946	9,933
Helmerich & Payne, Inc.	597	9,343
Patterson-UTI Energy, Inc.	637	1,497
TechnipFMC PLC	1,143	7,704
Transocean Ltd.*	682	791
		29,268
Entertainment - 0.8%
Activision Blizzard, Inc.*	205	12,194
Cinemark Holdings, Inc.	417	4,249
Electronic Arts, Inc.*	102	10,217
Netflix, Inc.*	163	61,207
Walt Disney Co. (The)	714	68,972
		156,839
Equity Real Estate Investment - 2.1%
Alexandria Real Estate Equities, Inc.	66	9,046
American Tower Corp.	67	14,589
AvalonBay Communities, Inc.	58	8,536
Boston Properties, Inc.	1,241	114,457
Digital Realty Trust, Inc.	101	14,030
Douglas Emmett, Inc.	80	2,441
Equity Residential	234	14,440
Host Hotels & Resorts, Inc.	1,521	16,792
Lamar Advertising Co., Class A	831	42,614
National Retail Properties, Inc.	45	1,448
Park Hotels & Resorts, Inc.	3,391	26,823
Prologis, Inc.	1,186	95,319
QTS Realty Trust, Inc., Class A	111	6,439
Realty Income Corp.	599	29,866
RLJ Lodging Trust	3,073	23,724

	Shares/ Principal	Fair Value
Equity Real Estate Investment (continued)
Welltower, Inc.	32	$1,465
		422,029
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	623	177,636
Walmart, Inc.	717	81,466
		259,102
Food Products - 1.6%
General Mills, Inc.	2,964	156,410
Hershey Co. (The)	1,143	151,448
Lamb Weston Holdings, Inc.	91	5,196
Lancaster Colony Corp.	20	2,893
		315,947
Gas Utilities - 0.0%†
Southwest Gas Holdings, Inc.	45	3,130
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,134	89,484
Edwards Lifesciences Corp.*	533	100,535
IDEXX Laboratories, Inc.*	180	43,603
Stryker Corp.	1,429	237,914
		471,536
Health Care Providers & Services - 2.9%
Anthem, Inc.	442	100,352
Centene Corp.*	160	9,506
Cigna Corp.	371	65,734
CVS Health Corp.	1,955	115,990
UnitedHealth Group, Inc.	1,112	277,310
		568,892
Health Care Technology - 0.1%
Teladoc Health, Inc.*	129	19,996
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	623	8,984
Chipotle Mexican Grill, Inc.*	38	24,867
Choice Hotels International, Inc.	256	15,680
Darden Restaurants, Inc.	271	14,759
McDonald’s Corp.	774	127,981
Starbucks Corp.	623	40,956
Texas Roadhouse, Inc.	561	23,169
Vail Resorts, Inc.	21	3,102
		259,498
Household Durables - 0.1%
DR Horton, Inc.	647	21,998
Household Products - 2.2%
Clorox Co. (The)	326	56,479
Procter & Gamble Co. (The)	3,379	371,690
		428,169
Industrial Conglomerates - 1.0%
3M Co.	135	18,429
Honeywell International, Inc.	1,209	161,752

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	76	$23,698
		203,879
Insurance - 1.8%
Aon PLC	166	27,397
Arthur J Gallagher & Co.	690	56,242
Cincinnati Financial Corp.	508	38,329
First American Financial Corp.	434	18,406
Globe Life, Inc.	420	30,227
Marsh & McLennan Cos., Inc.	205	17,724
Prudential Financial, Inc.	2,544	132,644
Unum Group	1,280	19,213
Willis Towers Watson PLC	121	20,552
		360,734
Interactive Media & Services - 5.7%
Alphabet, Inc., Class A*	317	368,338
Alphabet, Inc., Class C*	268	311,633
Facebook, Inc., Class A*	2,412	402,322
Twitter, Inc.*	1,148	28,195
Yelp, Inc.*	419	7,554
		1,118,042
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	484	943,664
IT Services - 5.2%
Accenture PLC, Class A	85	13,877
Automatic Data Processing, Inc.	1,666	227,709
Fidelity National Information Services, Inc.	226	27,491
Fiserv, Inc.*	368	34,956
Gartner, Inc.*	191	19,018
International Business Machines Corp.	28	3,106
Jack Henry & Associates, Inc.	157	24,373
Mastercard, Inc., Class A	1,570	379,249
Paychex, Inc.	1,686	106,083
PayPal Holdings, Inc.*	679	65,007
Visa, Inc., Class A	805	129,702
		1,030,571
Life Sciences Tools & Services - 0.0%†
Mettler-Toledo International, Inc.*	14	9,667
Machinery - 1.7%
AGCO Corp.	317	14,978
Fortive Corp.	632	34,880
IDEX Corp.	145	20,026
Oshkosh Corp.	299	19,235
PACCAR, Inc.	3,612	220,801
Snap-on, Inc.	273	29,708
		339,628
Media - 1.9%
AMC Networks, Inc., Class A*	844	20,518
Comcast Corp., Class A	2,927	100,630
Discovery, Inc., Class A*	3,836	74,572
Interpublic Group of Cos., Inc. (The)	4,932	79,849

	Shares/ Principal	Fair Value
Media (continued)
Nexstar Media Group, Inc., Class A	119	$6,870
Sirius XM Holdings, Inc.	18,033	89,083
		371,522
Metals & Mining - 0.2%
Alcoa Corp.*	1,727	10,639
Reliance Steel & Aluminum Co.	253	22,160
		32,799
Multiline Retail - 0.8%
Dollar General Corp.	710	107,217
Target Corp.	629	58,478
		165,695
Multi-Utilities - 1.5%
Ameren Corp.	1,359	98,976
CMS Energy Corp.	296	17,390
Consolidated Edison, Inc.	666	51,948
DTE Energy Co.	1,300	123,461
		291,775
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	962	69,707
Concho Resources, Inc.	68	2,914
ConocoPhillips	915	28,182
Continental Resources, Inc.	2,245	17,152
Devon Energy Corp.	502	3,469
EOG Resources, Inc.	2,916	104,743
Exxon Mobil Corp.	4,554	172,915
Marathon Oil Corp.	5,029	16,545
Marathon Petroleum Corp.	597	14,101
ONEOK, Inc.	64	1,396
Valero Energy Corp.	736	33,385
Williams Cos., Inc. (The)	2,463	34,851
		499,360
Paper & Forest Products - 0.2%
Domtar Corp.	1,464	31,681
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	615	97,994
Pharmaceuticals - 5.4%
Allergan PLC	24	4,250
Bristol-Myers Squibb Co.	1,974	110,031
Johnson & Johnson	3,379	443,088
Merck & Co., Inc.	3,487	268,290
Pfizer, Inc.	3,900	127,296
Zoetis, Inc.	1,019	119,926
		1,072,881
Professional Services - 0.4%
IHS Markit Ltd.	450	27,000
Robert Half International, Inc.	1,193	45,036
		72,036
Road & Rail - 0.3%
CSX Corp.	168	9,627

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Road & Rail (continued)
Union Pacific Corp.	357	$50,351
		59,978
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	89	7,979
Broadcom, Inc.	64	15,174
Cirrus Logic, Inc.*	839	55,064
Intel Corp.	4,744	256,745
Lam Research Corp.	425	102,000
Maxim Integrated Products, Inc.	129	6,271
NVIDIA Corp.	547	144,189
QUALCOMM, Inc.	72	4,871
Skyworks Solutions, Inc.	716	63,996
Texas Instruments, Inc.	732	73,149
		729,438
Software - 9.5%
Adobe, Inc.*	732	232,952
Atlassian Corp. PLC, Class A*	132	18,118
Citrix Systems, Inc.	242	34,255
Cloudflare, Inc., Class A*	782	18,361
DocuSign, Inc.*	226	20,883
Intuit, Inc.	377	86,710
Microsoft Corp.	7,678	1,210,897
RingCentral, Inc., Class A*	85	18,012
salesforce.com, Inc.*	562	80,917
ServiceNow, Inc.*	226	64,767
Slack Technologies, Inc., Class A*	675	18,117
Smartsheet, Inc., Class A*	442	18,348
Teradata Corp.*	145	2,971
Workday, Inc., Class A*	74	9,636
Zoom Video Communications, Inc., Class A*	133	19,434
Zscaler, Inc.*	330	20,084
		1,874,462
Specialty Retail - 1.1%
Home Depot, Inc. (The)	1,029	192,124
Lithia Motors, Inc., Class A	86	7,034
Lowe’s Cos., Inc.	314	27,020
		226,178
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	4,164	1,058,864
Dell Technologies, Inc., Class C*	117	4,627
HP, Inc.	1,328	23,054
		1,086,545
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc.*	139	26,348
NIKE, Inc., Class B	2,495	206,436
		232,784
Trading Companies & Distributors - 0.4%
GATX Corp.	1,350	84,456
Water Utilities - 0.4%
American Water Works Co., Inc.	602	71,975

	Shares/ Principal	Fair Value
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	596	$9,989
United States Cellular Corp.*	1,219	35,704
		45,693
Total Common Stocks (Cost - $19,978,339)		19,124,835
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR (Cost - $1,569)*	682	2,592
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $570,214)	570,214	570,214
Total Investments - 99.6% (Cost - $20,550,122)		$19,697,641
Other Assets Less Liabilities - Net 0.4%		75,102
Total Net Assets - 100.0%		$19,772,743

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

					Fair
					Value/Unrealized
					Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	5	6/19/2020	$642,425	$25,173